FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT - Sensitivity analysis assumptions (Details)	12 Months Ended
Dec. 31, 2017
Probable | IPCA
Sensitivity analysis assumptions
Risk Variable (as a percent)	2.79%
Probable | IGPM
Sensitivity analysis assumptions
Risk Variable (as a percent)	(0.52%)
Probable | IGP-DI
Sensitivity analysis assumptions
Risk Variable (as a percent)	(0.27%)
Probable | UMBND
Sensitivity analysis assumptions
Risk Variable Ratio	0.0646
Probable | URTJLP
Sensitivity analysis assumptions
Risk Variable Ratio	2.0314
Probable | CDI
Sensitivity analysis assumptions
Risk Variable (as a percent)	6.89%
Probable | US Dollar
Sensitivity analysis assumptions
Risk Variable Ratio	3.3080
Probable | Euro
Sensitivity analysis assumptions
Risk Variable Ratio	3.9676
Probable | JPY
Sensitivity analysis assumptions
Risk Variable Ratio	0.0293
25% depreciation | IPCA
Sensitivity analysis assumptions
Risk Variable (as a percent)	3.49%
25% depreciation | IGPM
Sensitivity analysis assumptions
Risk Variable (as a percent)	(0.65%)
25% depreciation | IGP-DI
Sensitivity analysis assumptions
Risk Variable (as a percent)	(0.34%)
25% depreciation | UMBND
Sensitivity analysis assumptions
Risk Variable Ratio	0.0807
25% depreciation | URTJLP
Sensitivity analysis assumptions
Risk Variable Ratio	2.5392
25% depreciation | CDI
Sensitivity analysis assumptions
Risk Variable (as a percent)	8.61%
25% depreciation | US Dollar
Sensitivity analysis assumptions
Risk Variable Ratio	4.1350
25% depreciation | Euro
Sensitivity analysis assumptions
Risk Variable Ratio	4.9595
25% depreciation | JPY
Sensitivity analysis assumptions
Risk Variable Ratio	0.0367
50% depreciation | IPCA
Sensitivity analysis assumptions
Risk Variable (as a percent)	4.19%
50% depreciation | IGPM
Sensitivity analysis assumptions
Risk Variable (as a percent)	(0.78%)
50% depreciation | IGP-DI
Sensitivity analysis assumptions
Risk Variable (as a percent)	(0.41%)
50% depreciation | UMBND
Sensitivity analysis assumptions
Risk Variable Ratio	0.0969
50% depreciation | URTJLP
Sensitivity analysis assumptions
Risk Variable Ratio	3.0470
50% depreciation | CDI
Sensitivity analysis assumptions
Risk Variable (as a percent)	10.34%
50% depreciation | US Dollar
Sensitivity analysis assumptions
Risk Variable Ratio	4.9620
50% depreciation | Euro
Sensitivity analysis assumptions
Risk Variable Ratio	5.9514
50% depreciation | JPY
Sensitivity analysis assumptions
Risk Variable Ratio	0.0440